GECC Financing Receivables and Allowance for Losses on Financing Receivables	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable Disclosure [Abstract]
GECC Financing Receivables, Allowance For Losses On Financing Receivables

NOTE 6. GECC FINANCING RECEIVABLES AND ALLOWANCE FOR LOSSES ON FINANCING RECEIVABLES

FINANCING RECEIVABLES, NET

December 31 (In millions)	2014	2013

Loans, net of deferred income	$120,007	$128,371
Investment in financing leases, net of deferred income	6,554	7,094
	126,561	135,465
Allowance for losses	(4,104)	(4,025)
Financing receivables – net(a)	$122,457	$131,440

(a) Financing receivables at December 31, 2014 and 2013 included $2 million and $16 million, respectively, relating to loans that had been acquired in a transfer but have been subject to credit deterioration since origination.

GECC financing receivables include both loans and financing leases. Loans represent transactions in a variety of forms, including revolving charge and credit, mortgages, installment loans, intermediate-term loans and revolving loans secured by business assets. The portfolio includes loans carried at the principal amount on which finance charges are billed periodically, and loans carried at gross book value, which includes finance charges.

Investment in financing leases consists of direct financing and leveraged leases of aircraft, medical equipment, autos and power generation equipment and facilities.

For federal income tax purposes, the leveraged leases and the majority of the direct financing leases are leases in which GECC depreciates the leased assets and is taxed upon the accrual of rental income. Certain direct financing leases are loans for federal income tax purposes. For these transactions, GECC is taxed only on the portion of each payment that constitutes interest, unless the interest is tax-exempt (e.g., certain obligations of state governments).

Investment in direct financing and leveraged leases represents net unpaid rentals and estimated unguaranteed residual values of leased equipment, less related deferred income. GECC has no general obligation for principal and interest on notes and other instruments representing third-party participation related to leveraged leases; such notes and other instruments have not been included in liabilities but have been offset against the related rentals receivable. The GECC share of rentals receivable on leveraged leases is subordinate to the share of other participants who also have security interests in the leased equipment. For federal income tax purposes, GECC is entitled to deduct the interest expense accruing on non-recourse financing related to leveraged leases.

NET INVESTMENT IN FINANCING LEASES

	Total financing leases		Direct financing leases(a)		Leveraged leases(b)
December 31 (In millions)	2014	2013	2014	2013	2014	2013

Total minimum lease payments receivable	$7,907	$9,096	$4,821	$5,542	$3,086	$3,554
Less principal and interest on third-party
non-recourse debt	(1,868)	(2,249)	-	-	(1,868)	(2,249)
Net rentals receivables	6,039	6,847	4,821	5,542	1,218	1,305
Estimated unguaranteed residual value
of leased assets	2,371	2,675	1,138	1,296	1,233	1,379
Less deferred income	(1,856)	(2,428)	(1,170)	(1,636)	(686)	(792)
Investment in financing leases, net of
deferred income	6,554	7,094	4,789	5,202	1,765	1,892
Less amounts to arrive at net investment
Allowance for losses	(39)	(31)	(24)	(21)	(15)	(10)
Deferred taxes	(1,899)	(1,790)	(697)	(189)	(1,202)	(1,601)
Net investment in financing leases	$4,616	$5,273	$4,068	$4,992	$548	$281

  Included $46 million and $47 million of initial direct costs on direct financing leases at December 31, 2014 and 2013, respectively.
  Included pre-tax income of $53 million and $11 million and income tax of $20 million and $4 million during 2014 and 2013, respectively. Net investment credits recognized on leveraged leases during 2014 and 2013 were insignificant.

CONTRACTUAL MATURITIES

	Total	Net rentals
(In millions)	loans	receivable

Due in
2015	$18,109	$1,382
2016	3,998	1,014
2017	3,913	796
2018	3,073	731
2019	3,154	533
2020 and later	22,896	1,583
	55,143	6,039
Consumer revolving loans	64,864	-
Total	$120,007	$6,039

We expect actual maturities to differ from contractual maturities.

Financing Receivables by Portfolio and Allowance for Losses

During the fourth quarter of 2014, we combined our Consumer Non-U.S. auto portfolio into our Consumer Non-U.S. installment and revolving credit portfolio. Prior-period amounts were reclassified to conform to the current-period presentation.

FINANCING RECEIVABLES

(In millions)	2014	2013

Commercial
CLL	$14,418	$13,274
Energy Financial Services	2,580	3,107
GE Capital Aviation Services (GECAS)	8,263	9,377
Other	480	668
Total Commercial	25,741	26,426

Consumer
Non-U.S. residential mortgages	24,893	30,501
Non-U.S. installment and revolving credit	10,400	15,731
U.S. installment and revolving credit	59,863	55,854
Other	5,664	6,953
Total Consumer	100,820	109,039
Total financing receivables	126,561	135,465
Allowance for losses	(4,104)	(4,025)
Total financing receivables – net	$122,457	$131,440

ALLOWANCE FOR LOSSES ON FINANCING RECEIVABLES

		Provision
	Balance at	charged to			Gross				Balance at
(In millions)	January 1	operations	Other	(a)	write-offs	(b)	Recoveries	(b)	December 31

2014
Commercial
CLL	$17	$10	$-		$(15)		$9		$21
Energy Financial Services	8	30	(1)		(17)		6		26
GECAS	17	39	-		(10)		-		46
Other	2	-	(2)		-		-		-
Total Commercial	44	79	(3)		(42)		15		93

Consumer
Non-U.S. residential mortgages	358	256	(151)		(207)		69		325
Non-U.S. installment and revolving credit	650	338	(260)		(787)		458		399
U.S. installment and revolving credit	2,823	2,875	19		(3,138)		607		3,186
Other	150	75	(33)		(151)		60		101
Total Consumer	3,981	3,544	(425)		(4,283)		1,194		4,011
Total	$4,025	$3,623	$(428)		$(4,325)		$1,209		$4,104

2013
Commercial
CLL	$23	$(3)	$1	$(15)	$11	$17
Energy Financial Services	9	(1)	-	-	-	8
GECAS	8	9	-	-	-	17
Other	3	(1)	-	(2)	2	2
Total Commercial	43	4	1	(17)	13	44

Consumer
Non-U.S. residential mortgages	480	269	10	(458)	57	358
Non-U.S. installment and revolving credit	649	647	(106)	(1,093)	553	650
U.S. installment and revolving credit	2,282	3,006	(51)	(2,954)	540	2,823
Other	172	127	11	(236)	76	150
Total Consumer	3,583	4,049	(136)	(4,741)	1,226	3,981
Total	$3,626	$4,053	$(135)	$(4,758)	$1,239	$4,025

  Other primarily included the 2014 reclassifications of Budapest Bank and GEMB-Nordic to held for sale, dispositions and the effects of currency exchange. GEMB-Nordic was subsequently sold in the fourth quarter of 2014.
  Net write-offs (gross write-offs less recoveries) in certain portfolios may exceed the beginning allowance for losses as a result of losses that are incurred subsequent to the beginning of the fiscal year due to information becoming available during the current year, which may identify further deterioration on existing financing receivables.

ALLOWANCE FOR LOSSES ON FINANCING RECEIVABLES

		Provision
	Balance at	charged to			Gross				Balance at
(In millions)	January 1	operations	Other	(a)	write-offs	(b)	Recoveries	(b)	December 31

2012
Commercial
CLL	$38	$(3)	$-		$(21)		$9		$23
Energy Financial Services	26	4	-		(24)		3		9
GECAS	17	4	-		(13)		-		8
Other	37	1	(20)		(17)		2		3
Total Commercial	118	6	(20)		(75)		14		43

Consumer
Non-U.S. residential mortgages	545	112	8		(261)		76		480
Non-U.S. installment and revolving credit	791	308	20		(1,120)		650		649
U.S. installment and revolving credit	2,008	2,666	(24)		(2,906)		538		2,282
Other	199	132	18		(257)		80		172
Total Consumer	3,543	3,218	22		(4,544)		1,344		3,583
Total	$3,661	$3,224	$2		$(4,619)		$1,358		$3,626

  Other primarily included transfers to held for sale and the effects of currency exchange.
  Net write-offs (gross write-offs less recoveries) in certain portfolios may exceed the beginning allowance for losses as a result of losses that are incurred subsequent to the beginning of the fiscal year due to information becoming available during the current year, which may identify further deterioration on existing financing receivables.